Average Annual Total Returns - Equity Series	Mar. 01, 2021
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
CLASS S
Average Annual Return:
1 Year	23.62%
5 Years	17.17%
10 Years	12.45%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	21.32%
5 Years	14.33%
10 Years	8.89%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.57%
5 Years	13.03%
10 Years	8.93%
CLASS W
Average Annual Return:
1 Year	24.89%
5 Years	17.60%
10 Years	12.66%